LOCAL AND FOREIGN CURRENCY - Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT LIABILITIES
Other financial liabilities, current	$ 56,114,977	$ 67,981,405
Trade and other accounts payable, current	238,109,847	257,519,477
Accounts payable to related companies, current	45,827,859	33,961,437
Other provisions, current	3,485,613	2,676,418
Tax liabilities, current	9,338,612	3,184,965
Employee benefits current provisions	33,210,979	35,955,643
Other non-financial liabilities, current	33,774,214	27,007,977
Total current liabilities	419,862,101	428,287,322	$ 419,534,854
Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current	9,377,421	13,536,530
Trade and other accounts payable, current	234,715,484	251,516,304
Accounts payable to related companies, current	45,687,476	33,728,629
Other provisions, current	1,789,275	2,616,340
Tax liabilities, current	4,302,370	543,874
Employee benefits current provisions	10,189,264
Other non-financial liabilities, current	1,346,839	648,171
Total current liabilities	307,408,129	302,589,848
More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	46,737,556	54,444,875
Trade and other accounts payable, current	3,394,363	6,003,173
Accounts payable to related companies, current	140,383	232,808
Other provisions, current	1,696,338	60,078
Tax liabilities, current	5,036,242	2,641,091
Employee benefits current provisions	23,021,715	35,955,643
Other non-financial liabilities, current	32,427,375	26,359,806
Total current liabilities	112,453,972	125,697,474
Dollar
CURRENT LIABILITIES
Other financial liabilities, current	3,434,840	4,588,671
Trade and other accounts payable, current	14,514,082	11,745,990
Total current liabilities	17,948,922	16,334,661
Dollar | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current	130,829	25,540
Trade and other accounts payable, current	14,514,082	11,716,262
Total current liabilities	14,644,911	11,741,802
Dollar | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	3,304,011	4,563,131
Trade and other accounts payable, current		29,728
Total current liabilities	3,304,011	4,592,859
Euros
CURRENT LIABILITIES
Trade and other accounts payable, current	4,371,675	2,282,651
Total current liabilities	4,371,675	2,282,651
Euros | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable, current	4,311,724	2,202,581
Total current liabilities	4,311,724	2,202,581
Euros | More 90 days until 1 year
CURRENT LIABILITIES
Trade and other accounts payable, current	59,951	80,070
Total current liabilities	59,951	80,070
Unidad de fomento
CURRENT LIABILITIES
Other financial liabilities, current	18,368,408	16,627,299
Trade and other accounts payable, current	192,055	2,198,131
Total current liabilities	18,560,463	18,825,430
Unidad de fomento | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current	7,831,899	6,735,155
Trade and other accounts payable, current	192,055	2,198,131
Total current liabilities	8,023,954	8,933,286
Unidad de fomento | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	10,536,509	9,892,144
Total current liabilities	10,536,509	9,892,144
Chilean pesos
CURRENT LIABILITIES
Other financial liabilities, current	9,681,676	10,342,404
Trade and other accounts payable, current	84,433,658	88,400,091
Accounts payable to related companies, current	27,869,966	15,530,588
Other provisions, current	3,470,453	2,616,340
Tax liabilities, current	5,487,212	184,406
Employee benefits current provisions	6,031,277	6,365,543
Other non-financial liabilities, current	33,146,341	26,301,925
Total current liabilities	170,120,583	149,741,297
Chilean pesos | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable, current	81,099,246	82,576,800
Accounts payable to related companies, current	27,729,583	15,297,780
Other provisions, current	1,789,275	2,616,340
Tax liabilities, current	4,302,370	184,406
Employee benefits current provisions	1,177,114
Other non-financial liabilities, current	869,964	190,529
Total current liabilities	116,967,552	100,865,855
Chilean pesos | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	9,681,676	10,342,404
Trade and other accounts payable, current	3,334,412	5,823,291
Accounts payable to related companies, current	140,383	232,808
Other provisions, current	1,681,178
Tax liabilities, current	1,184,842
Employee benefits current provisions	4,854,163	6,365,543
Other non-financial liabilities, current	32,276,377	26,111,396
Total current liabilities	53,153,031	48,875,442
Brazilian Real
CURRENT LIABILITIES
Other financial liabilities, current	22,247,499	20,674,416
Trade and other accounts payable, current	68,940,973	74,524,169
Accounts payable to related companies, current	12,478,179	18,430,849
Tax liabilities, current		718,936
Employee benefits current provisions	17,180,455	16,412,363
Total current liabilities	120,847,106	130,760,733
Brazilian Real | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current	1,413,622	5,084,725
Trade and other accounts payable, current	68,940,973	74,524,169
Accounts payable to related companies, current	12,478,179	18,430,849
Tax liabilities, current		359,468
Total current liabilities	82,832,774	98,399,211
Brazilian Real | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	20,833,877	15,589,691
Tax liabilities, current		359,468
Employee benefits current provisions	17,180,455	16,412,363
Total current liabilities	38,014,332	32,361,522
Argentine Pesos
CURRENT LIABILITIES
Other financial liabilities, current	1,358,356	14,876,804
Trade and other accounts payable, current	54,846,437	69,911,911
Accounts payable to related companies, current	5,479,714
Tax liabilities, current	2,980,634	2,155,680
Employee benefits current provisions	9,012,150	12,371,827
Other non-financial liabilities, current	476,875	457,642
Total current liabilities	74,154,166	99,773,864
Argentine Pesos | Until 90 days
CURRENT LIABILITIES
Other financial liabilities, current	1,071	1,691,110
Trade and other accounts payable, current	54,846,437	69,859,508
Accounts payable to related companies, current	5,479,714
Employee benefits current provisions	9,012,150
Other non-financial liabilities, current	476,875	457,642
Total current liabilities	69,816,247	72,008,260
Argentine Pesos | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	1,357,285	13,185,694
Trade and other accounts payable, current		52,403
Tax liabilities, current	2,980,634	2,155,680
Employee benefits current provisions		12,371,827
Total current liabilities	4,337,919	27,765,604
Paraguayan Guaran
CURRENT LIABILITIES
Other financial liabilities, current	1,024,198	871,811
Trade and other accounts payable, current	10,805,605	8,454,869
Other provisions, current	15,160	60,078
Tax liabilities, current	870,766	125,943
Employee benefits current provisions	987,097	805,910
Other non-financial liabilities, current	150,998	248,410
Total current liabilities	13,853,824	10,567,021
Paraguayan Guaran | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable, current	10,805,605	8,437,188
Total current liabilities	10,805,605	8,437,188
Paraguayan Guaran | More 90 days until 1 year
CURRENT LIABILITIES
Other financial liabilities, current	1,024,198	871,811
Trade and other accounts payable, current		17,681
Other provisions, current	15,160	60,078
Tax liabilities, current	870,766	125,943
Employee benefits current provisions	987,097	805,910
Other non-financial liabilities, current	150,998	248,410
Total current liabilities	3,048,219	2,129,833
Other Currency
CURRENT LIABILITIES
Trade and other accounts payable, current	5,362	1,665
Total current liabilities	5,362	1,665
Other Currency | Until 90 days
CURRENT LIABILITIES
Trade and other accounts payable, current	5,362	1,665
Total current liabilities	$ 5,362	$ 1,665